SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 957,396	$ 515,193
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	784,677	515,193
Dogness Technology [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 172,719